Loans and Allowance for Loan and Lease Losses (Impaired Loans by Loan Portfolio Class) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	$ 327	$ 111	$ 115
Impaired Loans with No Allowance: Unpaid Principal Balance	369	129	137
Impaired Loans with Allowance: Recorded Investment		29
Impaired Loans with Allowance: Unpaid Principal Balance		49
Impaired Loans with Allowance: Related Allowance		1
Impaired Loans: Total Recorded Investment	327	140	115
Impaired Loans: Total Unpaid Principal Balance	369	178	137
Commercial Portfolio [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment		4	14
Impaired Loans with No Allowance: Unpaid Principal Balance	18	9	49
Impaired Loans with Allowance: Recorded Investment		56	113
Impaired Loans with Allowance: Unpaid Principal Balance		62	128
Impaired Loans with Allowance: Related Allowance		6	51
Impaired Loans: Total Recorded Investment		60	127
Impaired Loans: Total Unpaid Principal Balance	18	71	177
Commercial Portfolio [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	900	726	1,023
Impaired Loans with No Allowance: Unpaid Principal Balance	1,390	1,792	2,020
Impaired Loans with Allowance: Recorded Investment	2,751	2,520	1,947
Impaired Loans with Allowance: Unpaid Principal Balance	2,915	2,646	1,981
Impaired Loans with Allowance: Related Allowance	893	711	429
Impaired Loans: Total Recorded Investment	4,224	4,088	3,901
Impaired Loans: Total Unpaid Principal Balance	4,878	5,280	4,001
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	573	842	931
Impaired Loans with No Allowance: Unpaid Principal Balance	573	842	931
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	331	618
Impaired Loans with No Allowance: Unpaid Principal Balance	334	618
Impaired Loans with Allowance: Recorded Investment	240	242
Impaired Loans with Allowance: Unpaid Principal Balance	242	242
Impaired Loans with Allowance: Related Allowance	70	72
Impaired Loans: Total Recorded Investment	571	860
Impaired Loans: Total Unpaid Principal Balance	576	860
Residential Portfolio [Member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	902	848	1,329
Impaired Loans with No Allowance: Unpaid Principal Balance	931	882	1,434
Impaired Loans with Allowance: Recorded Investment	66	68	32
Impaired Loans with Allowance: Unpaid Principal Balance	68	68	32
Impaired Loans with Allowance: Related Allowance	66	68	23
Impaired Loans: Total Recorded Investment	1,292	1,305	1,761
Impaired Loans: Total Unpaid Principal Balance	1,323	1,339	1,466
Residential Portfolio [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	324	389	400
Impaired Loans with No Allowance: Unpaid Principal Balance	$ 324	$ 389	$ 400